NATURE OF OPERATIONS (Details Textual) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 06, 2015
Organization, Nature of Business, Going Concern and Management Plans [Line Items]
Common Stock Shares Offered				1,500,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Share Price				$ 0.50